UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number               811-21399
                                  ----------------------------------------------

                                 The Aegis Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Aegis Financial Corp.
               1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   (703) 528-7788
                                                   --------------------

Date of fiscal year end:      12/31
                        ------------------

Date of reporting period:   3/31/07
                         -----------------

Item 1.  SCHEDULE OF INVESTMENTS.

                             Aegis High Yield Fund
                        Schedule of Portfolio Investments
                                 March 31, 2007
                                   (Unaudited)

                                                                            Principal      Market
                                                                             Amount         Value
                                                                          ------------   ------------
Corporate Bonds - 77.2%
-----------------------
Agriculture - 1.8%
------------------
   Alliance One Intl. Inc., Company Guarantee, 11.00%, 5/15/2012          $    100,000   $    110,500
                                                                                         ------------
Auto Parts & Equipment - 1.7%
-----------------------------
   Meritor Automotive, Inc., Notes, 6.80%, 2/15/2009                           100,000        100,750
                                                                                         ------------
Building Materials - 1.4%
-------------------------
   Ply Gem Industries, Inc., Sr. Subord. Notes, 9.00%, 2/15/2012               100,000         87,250
                                                                                         ------------
Commercial Services - 5.1%
--------------------------
   Chemed Corp. Sr. Notes, 8.75%, 2/24/2011                                    102,000        106,590
   Great Lakes Dredge & Dock Corp. Sr. Subord. Notes, 7.75%, 12/15/2013        100,000         99,750
   Service Corp. Intl. Sr. Unsec. Notes, 6.50%, 3/15/2008                      100,000        101,000
                                                                                         ------------
                                                                                              307,340
                                                                                         ------------
Computers - 3.5%
----------------
   Sungard Data Systems, Inc., Company Guarantee, 10.25%, 8/15/2015            100,000        109,625
   Unisys Corp. Sr. Notes, 7.875%, 4/1/2008                                    100,000        101,000
                                                                                         ------------
                                                                                              210,625
                                                                                         ------------
Cosmetics - Personal Care - 2.4%
--------------------------------
   Del Laboratories, Inc., Company Guarantee, 8.00%, 2/1/2012                  153,000        143,438
                                                                                         ------------
Diversified Financial Services - 6.6%
-------------------------------------
   GMAC Sr. Unsec. Notes, 5.85%, 1/14/2009                                     200,000        197,508
   PMA Capital Sr. Notes, 8.50% 6/15/2018                                      202,000        205,030
                                                                                         ------------
                                                                                              402,538
                                                                                         ------------
Electric - 5.3%
---------------
   Calpine Corp. Default, 7.75%, 6/1/2015 (1)                                  200,000        210,500
   Reliant Energy, Inc., Secured, 9.50%, 7/15/2013                             100,000        109,375
                                                                                         ------------
                                                                                              319,875
                                                                                         ------------
Entertainment - 1.6%
--------------------
   Mohegan Tribal Gaming Authority Sr. Subord. Notes, 6.375%, 7/15/2009        100,000        100,000
                                                                                         ------------
Environmental Control - 1.7%
----------------------------
   Allied Waste N.A. Sr. Notes, 6.50%, 11/15/2010                              100,000        100,750
                                                                                         ------------
Food - 9.2%
-----------
   Dole Foods Co., Sr. Notes, 8.625%, 5/1/2009                                 250,000        250,625
   Ingles Markets, Inc., Sr. Subord. Notes, 8.875%, 12/1/2011                  100,000        104,500
   Stater Brothers Holdings, Inc., Sr. Notes, 8.125%, 6/15/2012                200,000        207,000
                                                                                         ------------
                                                                                              562,125
                                                                                         ------------
Forest Products & Paper - 1.4%
------------------------------
   Pope & Talbot, Inc., Sr. Notes, 8.375%, 6/1/2013                            100,000         82,500
                                                                                         ------------
Healthcare - Services - 3.1%
----------------------------
   Alliance Imaging, Inc., Sr. Subord. Notes, 7.25%, 12/15/2012                100,000         98,500
   HCA, Inc., Debentures, 7.19%, 11/15/2015                                    100,000         88,705
                                                                                         ------------
                                                                                              187,205
                                                                                         ------------
Home Builders - 4.8%
--------------------
   Standard Pacific Corp. Sr. Subord. Notes, 9.25%, 4/15/2012                  200,000        193,000
   WCI Communities, Inc., Company Guarantee, Subord., 9.125%, 5/1/2012         100,000         99,750
                                                                                         ------------
                                                                                              292,750
                                                                                         ------------
Iron & Steel - 3.3%
-------------------
   Ryerson, Inc., Sr. Notes, 8.25%, 12/15/2011                                 200,000        203,000
                                                                                         ------------
Lodging - 2.5%
--------------
   MGM Mirage, Inc., Sr. Notes, 6.75%, 4/1/2013                                150,000        149,625
                                                                                         ------------
Metal Fabricate & Hardware - 1.7%
---------------------------------
   Wolverine Tube, Inc., Sr. Notes, 10.50%, 4/1/2009                           100,000        100,500
                                                                                         ------------
Mining - 2.4%
-------------
   USEC Inc., Sr. Notes, 6.75%, 1/20/2009                                      150,000        147,750
                                                                                         ------------
Miscellaneous Manufacturing - 6.6%
----------------------------------
   Bombardier, Inc., Notes, 6.75%, 5/1/2012 (2)                                200,000        200,000
   Park Ohio Industries, Inc., Sr. Subord. Notes, 8.375%, 11/15/2014           100,000         98,500
   Polypore, Inc., Sr. Subord. Notes, 8.75%, 5/15/2012                         100,000        103,500
                                                                                         ------------
                                                                                              402,000
                                                                                         ------------
Oil & Gas - 3.3%
----------------
   Stone Energy Corp. Sr. Subord. Notes, 8.25%, 12/15/2011                     200,000        200,250
                                                                                         ------------
Pharmaceuticals - 1.7%
----------------------
   Biovail Corp. Sr. Subord. Notes, 7.875%, 4/1/2010                           100,000        101,969
                                                                                         ------------
Retail - 1.5%
-------------
   Finlay Fine Jewelry Corp. Sr. Notes, 8.375%, 6/1/2012                       100,000         92,500
                                                                                         ------------
Telecommunications - 1.6%
-------------------------
   Intelsat Ltd. Sr. Notes, 5.25%, 11/1/2008                                   100,000         98,875
                                                                                         ------------
Transportation - 3.0%
---------------------
   Ship Finance Intl. Ltd. Sr. Notes, 8.50%, 12/15/2013                        180,000        185,400
                                                                                         ------------
Total Corporate Bonds
  (Cost $4,453,705)                                                                         4,689,515
                                                                                         ------------
Investment Companies - 12.0%
----------------------------
   Federated Prime Obligations Fund                                            732,203        732,203
                                                                                         ------------
Total Investment Companies
  (Cost $732,203)                                                                             732,203
                                                                                         ------------
Short Term Investments - 9.8%
-----------------------------
   U.S. Treasury Bill 4/19/07 (5.06% Discount Rate)                            600,000        598,482
                                                                                         ------------
Total Short Term Investments
  (Cost $598,482)                                                                             598,482
                                                                                         ------------


Total Investments - 99.0%
  (Cost $5,784,390) (3)                                                                     6,020,200
Other Assets and Liabilities - 1.0%                                                            63,066
                                                                                         ------------
Net Assets - 100.0%                                                                      $  6,083,266
                                                                                         ============

(1) Non-income producing security due to default or bankruptcy.
(2) 144A - Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.
(3) At March 31, 2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

         Cost of Investments                                  $ 5,784,390
                                                              -----------
         Gross unrealized appreciation                        $   247,435
         Gross unrealized depreciation                            <11,625>
                                                              -----------
         Net unrealized appreciation on investments           $   235,810

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2.  CONTROLS AND PROCEDURES.


(a)The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title)  /s/William S. Berno
William S. Berno, President

Date:  May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date:  May 22, 2007
By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date:  May 22, 2007